UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2008

Date of reporting period:  July 31, 2008

Item 1. Schedule of Investments.

S&P 500 Bull 2.5X Fund
Schedule of Investments
July 31, 2008 (Unaudited)

Principal
Amount			Value
SHORT TERM INVESTMENTS - 62.8%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 43.7%
$3,700,000	Federal Home Loan Bank Discount Note,
	1.64%, 8/1/2008		$3,700,000

Shares
MONEY MARKET FUNDS - 19.1%
1,617,667	Fidelity Institutional Money Market Portfolio		1,617,667
	TOTAL SHORT TERM INVESTMENTS (Cost $5,317,667)		$5,317,667

	Total Investments (Cost $5,317,667) - 62.8%		$5,317,667
	Other Assets in Excess of Liabilities - 37.2%		3,152,704
	TOTAL NET ASSETS - 100.0%		$8,470,371

Percentages are stated as a percent of net assets.

S&P 500 Bull 2.5X Fund
Options Written
July 31, 2008 (Unaudited)

Contracts			Value
	CALL OPTIONS
50	SPDR Trust Series I
	Expiration: August 2008, Exercise Price: $130.00		$4,650
150	SPDR Trust Series I
	Expiration: September 2008, Exercise Price: $133.00		25,800
	Total Call Options (Premiums received $37,450)		30,450

	PUT OPTIONS
75	SPDR Trust Series I
	Expiration: August 2008, Exercise Price: $124.00		$9,525
150	SPDR Trust Series I
	Expiration: September 2008, Exercise Price: $123.00		41,700
	Total Put Options (Premiums received $54,753)		51,225

	Total Options Written (Premiums received $92,203)		$81,675

S&P 500 Bull 2.5X Fund
Futures Contracts
July 31, 2008 (Unaudited)

			Unrealized
Contracts			Appreciation
134	S&P 500 Index Mini Futures
	Expiring September 2008
	(Underlying Face Amount at Market Value $8,487,225)		$70,415

S&P 500 Bull 2.5X Fund
Equity Swap Contracts
July 31, 2008 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital LLC	S&P 500 Index	10,000	$ 12,845,811	10/31/2019	$ (170,463)

S&P 500 Bear 2.5X Fund
Schedule of Investments
July 31, 2008 (Unaudited)

Shares			Value
INVESTMENT COMPANIES - 9.7%
12,500	SPDR Trust Series I		$1,585,250
	TOTAL INVESTMENT COMPANIES (Cost $1,615,750)		$1,585,250

Principal
Amount			Value
SHORT TERM INVESTMENTS - 105.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 98.7%
$16,100,000	Federal Home Loan Bank Discount Note,		$16,100,000
	1.64%, 8/1/2008

Shares
MONEY MARKET FUNDS - 6.5%
1,058,068	Fidelity Institutional Money Market Portfolio		1,058,068
	TOTAL SHORT TERM INVESTMENTS (Cost $17,158,068)		$17,158,068

	Total Investments (Cost $18,773,818) - 114.9%		$18,743,318
	Other Liabilities in Excess of Assets - (14.9)%		(2,436,212)
	TOTAL NET ASSETS - 100.0%		$16,307,106

Percentages are stated as a percent of net assets.

S&P 500 Bear 2.5X Fund
Options Written
July 31, 2008 (Unaudited)

Contracts			Value
	CALL OPTIONS
200	SPDR Trust Series I
	Expiration: August 2008, Exercise Price: $130.00		$18,600
300	SPDR Trust Series I
	Expiration: September 2008, Exercise Price: $133.00		51,600
	Total Call Options (Premiums received $88,600)		70,200

	PUT OPTIONS
300	SPDR Trust Series I
	Expiration: August 2008, Exercise Price: $124.00		$38,100
300	SPDR Trust Series I
	Expiration: September 2008, Exercise Price: $123.00		83,400
	Total Put Options (Premiums received $144,756)		121,500

	Total Options Written (Premiums received $223,356)		$191,700

S&P 500 Bear 2.5X Fund
Short Futures Contracts
July 31, 2008 (Unaudited)

			Unrealized
Contracts			Depreciation
370	S&P 500 Index Mini Futures
	Expiring September 2008
	(Underlying Face Amount at Market Value $23,434,875)		$(162,828)

S&P 500 Bear 2.5X Fund
Short Equity Swap Contracts
July 31, 2008 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital LLC	S&P 500 Index	15,000	$ 19,005,947	10/31/2019	$ (4,753)

Mid Cap Bull 2.5X Fund
Schedule of Investments
July 31, 2008 (Unaudited)

Principal
Amount			Value
SHORT TERM INVESTMENTS - 66.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 48.0%
$1,600,000	Federal Home Loan Bank Discount Note
	1.64%, 8/1/2008		$1,600,000

Shares
MONEY MARKET FUNDS - 18.2%
607,299	Fidelity Institutional Money Market Portfolio		607,299
	TOTAL SHORT TERM INVESTMENTS (COST $2,207,299)		$2,207,299

	TOTAL INVESTMENTS (Cost $2,207,299) - 66.2%		$2,207,299
	Other Assets in Excess of Liabilities - 33.8%		1,128,607
	TOTAL NET ASSETS - 100.0%		$3,335,906

Percentages are stated as a percent of net assets.

Mid Cap Bull 2.5X Fund
Options Written
July 31, 2008 (Unaudited)

Contracts			Value
	CALL OPTIONS
60	Midcap SPDR Trust Series 1
	Expiration: August 2008, Exercise Price: $153.00		$2,550
	Total Options Written (Premiums received $5,862)		$2,550

Mid Cap Bull 2.5X Fund
Futures Contracts
July 31, 2008 (Unaudited)

			Unrealized
Contracts			Appreciation
76	S&P Midcap 400 Index Mini Futures
	Expiring September 2008
	(Underlying Face Amount at Market Value $6,096,720)		$8,453

Mid Cap Bull 2.5X Fund
Equity Swap Contracts
July 31, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Goldman Sachs & Co.	Midcap SPDR Trust Series 1	11,075	$ 1,613,185	4/20/2010	$ (6,767)
Goldman Sachs & Co.	S&P Midcap 400 Index	800	$ 641,592	5/18/2009	(2,150)
					$ (8,917)

NASDAQ-100 Bull 2.5X Fund
Schedule of Investments
July 31, 2008 (Unaudited)

Principal
Amount			Value
SHORT TERM INVESTMENTS - 53.1%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 51.1%
$12,800,000	Federal Home Loan Bank Discount Note,
	1.64%, 8/1/2008		$12,800,000

Shares
MONEY MARKET FUNDS - 2.0%
497,341	Fidelity Institutional Money Market Portfolio		497,341
	TOTAL SHORT TERM INVESTMENTS (Cost $13,297,341)		$13,297,341

	TOTAL INVESTMENTS (Cost $13,297,341) - 53.1%		$13,297,341
	Other Assets in Excess of Liabilities - 46.9%		11,732,563
	TOTAL NET ASSETS - 100.0%		$25,029,904

Percentages are stated as a percent of net assets.

NASDAQ-100 Bull 2.5X Fund
Equity Swap Contracts
July 31, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital LLC	NASDAQ-100 Index	33,850	$ 65,377,988	6/4/2010	$ (2,960,493)

NASDAQ-100 Bear 2.5X Fund
Schedule of Investments
July 31, 2008 (Unaudited)

Principal
Amount			Value
SHORT TERM INVESTMENTS - 64.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 60.0%
$6,400,000	Federal Home Loan Bank Discount Note
	1.64%, 8/1/2008		$6,400,000

Shares
MONEY MARKET FUNDS - 4.5%
472,989	Fidelity Institutional Money Market Portfolio		472,989
	TOTAL SHORT TERM INVESTMENTS (COST $6,872,989)		$6,872,989

	TOTAL INVESTMENTS (Cost $6,872,989) - 64.5%		$6,872,989
	Other Assets in Excess of Liabilities - 35.5%		3,789,953
	TOTAL NET ASSETS - 100.0%		$10,662,942

Percentages are stated as a percent of net assets.

NASDAQ-100 Bear 2.5X Fund
Short Equity Swap Contracts
July 31, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital LLC	NASDAQ-100 Index	14,400	$ 26,320,893	6/4/2010	$ (291,246)

Commodity Trends Strategy Fund
Schedule of Investments
July 31, 2008 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 18.6%
228,661	Direxion CTS Cayman Fund (a)	$3,711,174
	TOTAL INVESTMENT COMPANIES (Cost $5,130,714)	$3,711,174

Principal
Amount
SHORT TERM INVESTMENTS - 70.9%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 67.1%
$13,400,000	Federal Home Loan Bank Discount Note
	1.64%, 8/1/2008	$13,400,000

Shares
MONEY MARKET FUNDS - 3.8%
758,840	Fidelity Institutional Money Market Portfolio	758,840
	TOTAL SHORT TERM INVESTMENTS (Cost $14,158,840)	$14,158,840

	TOTAL INVESTMENTS (Cost $19,289,554) - 89.5%	$17,870,014
	Other Assets in Excess of Liabilities - 10.5%	2,087,650
	TOTAL NET ASSETS - 100.0%	$19,957,664

Percentages are stated as a percent of net assets.
(a) Affiliated investment company.

Japan Bull 2X Fund
Schedule of Investments
July 31, 2008 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 1.9%
10,100	iShares MSCI Japan Index Fund	$121,200
	TOTAL INVESTMENT COMPANIES (Cost $124,699)	$121,200

Principal
Amount
SHORT TERM INVESTMENTS - 82.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 72.2%
$4,700,000	Federal Home Loan Bank Discount Note,
	1.64%, 8/1/2008	$4,700,000

Shares
MONEY MARKET FUNDS - 10.2%
664,358	Fidelity Institutional Money Market Portfolio	$664,358
	TOTAL SHORT TERM INVESTMENTS (Cost $5,364,358)	$5,364,358

	Total Investments (Cost $5,489,057) - 84.3%	$5,485,558
	Other Assets in Excess of Liabilities - 15.7%	1,020,403
	TOTAL NET ASSETS - 100.0%	$6,505,961

Percentages are stated as a percent of net assets.

Japan Bull 2X Fund
Futures Contracts
July 31, 2008 (Unaudited)

		Unrealized
Contracts		Depreciation
194	Nikkei 225 Futures
	Expiring September 2008
	(Underlying Face Amount at Market Value $12,920,400)	$(278,581)

Latin America Bull 2X Fund
Schedule of Investments
July 31, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 15.9%
Aerospace & Defense - 0.2%
13,532	Empresa Brasileira de Aeronautica S.A. ADR (Brazil)	$413,538

Beverages - 0.6%
26,548	Fomento Economico Mexicano S.A. de C.V ADR (Mexico)	1,217,491

Chemicals - 0.6%
29,760	Sociedad Quimica y Minera de Chile ADR (Chile)	1,218,077

Commercial Banks - 1.7%
135,622	Banco Bradesco S.A. ADR (Brazil)	2,879,255
5,110	Banco de Chile ADR (Chile)	229,132
11,324	Banco Santander - Chile ADR (Chile)	517,507
7,366	Grupo Financiero Galicia S.A. ADR (Argentina) (a)	35,799
		3,661,693
Construction Materials - 0.7%
73,941	Cemex S.A.B. de C.V. ADR (Mexico) (a)	1,571,986

Diversified Telecommunication Services - 0.7%
5,108	Brasil Telecom Participacoes S.A. (Brazil)	392,798
20,382	Compania de Telecomunicaciones de Chile S.A. ADR (Chile)	122,088
40,832	Telefonos de Mexico S.A. de C.V. ADR (Mexico)	1,028,966
		1,543,852
Electric Services - 0.1%
10,481	Companhia Paranaense de Energia ADR (Brazil)	213,708

Electric Utilities - 1.1%
33,921	Companhia Energetica de Minas Gerais ADR (Brazil)	805,624
21,526	Empresa Nacional de Electricidad S.A. ADR (Chile)	1,027,866
36,132	Enersis S.A. ADR (Chile)	643,872
		2,477,362
Energy Equipment & Services - 0.7%
27,034	Tenaris S.A. ADR (Luxembourg)	1,628,798

Food & Staples Retailing - 0.1%
10,433	Distribucion Y Servicio D&S S.A. ADR (Chile)	230,152

Media - 0.4%
44,196	Grupo Televisa S.A. ADR (Mexico)	993,968

Metals & Mining - 4.0%
60,584	Companhia Siderurgica Nacional S.A. ADR (Brazil)	2,374,287
150,172	Companhia Vale do Rio Doce ADR (Brazil)	4,509,665
82,028	Gerdau S.A. ADR (Brazil)	1,785,750
		8,669,702
Oil & Gas - 2.7%
9,458	Petrobras Energia Participaciones S.A. ADR (Argentina)	101,295
105,918	Petroleo Brasileiro S.A. ADR (Brazil)	5,921,876
		6,023,171
Telecommunications - 0.3%
40,832	Telmex Internacional S.A.B. de C.V. ADR (Mexico) (a)	560,623

	Wireless Telecommunication Services - 2.0%
	85,875	America Movil S.A.B. de C.V. ADR (Mexico)	4,335,829

		TOTAL COMMON STOCKS (Cost $30,031,076)	$34,759,950

	PREFERRED STOCKS - 6.7%
	Beverages - 0.7%
	27,284	Companhia de Bebidas das Americas ADR (Brazil)	$1,615,758

	Commercial Banks - 2.4%
	153,970	Banco Itau Holding Financeira S.A. ADR (Brazil)	3,279,561
	14,655	Uniao de Bancos Brasileiros S.A. ADR (Brazil)	1,929,038
			5,208,599
	Metals & Mining - 2.5%
	207,154	Companhia Vale do Rio Doce ADR (Brazil)	5,421,220

	Oil & Gas - 0.9%
	41,216	Petroleo Brasileiro S.A. ADR (Brazil)	1,889,341

	Paper & Forest Products - 0.2%
	8,105	Aracruz Celulose S.A. ADR (Brazil)	563,298

		TOTAL PREFERRED STOCKS (Cost $13,512,572)	$14,698,216

	INVESTMENT COMPANIES - 3.7%
	100,000	iShares MSCI Brazil Index Fund	$8,124,000
		TOTAL INVESTMENT COMPANIES (Cost $8,238,440)	$8,124,000

	Principal
	Amount
	SHORT TERM INVESTMENTS - 37.7%
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 34.5%
	$75,600,000	Federal Home Loan Bank Discount Note,
		1.64%, 08/1/2008	$75,600,000

	Shares
	MONEY MARKET FUNDS - 3.2%
	6,936,413	Fidelity Institutional Money Market Portfolio	6,936,413

		TOTAL SHORT TERM INVESTMENTS
		(Cost $82,536,413)	$82,536,413

		Total Investments (Cost $134,318,501) - 64.0%	$140,118,579
		Other Assets in Excess of Liabilities - 36.0%	78,652,990
		TOTAL NET ASSETS - 100.0%	$218,771,569

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing

Latin America Bull 2X Fund
Options Written
July 31, 2008 (Unaudited)

Contracts				Value
PUT OPTIONS
6,000	iShares MSCI Brazil Index Fund
	Expiration: August, 2008, Exercise Price: $75.00			$360,000
	Total Options Written (Premiums received $383,998)			$360,000

Latin America Bull 2X Fund
Equity Swap Contracts
July 31, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Goldman Sachs & Co.	iShares S&P Latin America 40 Index	3,134,520	$ 175,548,957	5/21/2009	$ (17,255,697)
Merrill Lynch	iShares S&P Latin America 40 Index	4,395,435	250,183,208	5/21/2009	$ (28,213,741)
					$ (45,469,438)

Concentration By Country

Country	% of Net Assets
United States of America	41.4
Brazil	15.5
Mexico	4.4
Chile	1.8
Luxembourg	0.8
Argentina	0.1
64.0%

Latin America Bear 2X
Schedule of Investments
July 31, 2008 (Unaudited)

Principal
Amount			Value
SHORT TERM INVESTMENTS - 87.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 70.2%
$1,900,000	Federal Home Loan Bank Discount Note
	1.64%, 8/1/2008		$1,900,000

Shares
MONEY MARKET FUNDS - 17.1%
461,756	Fidelity Institutional Money Market Portfolio		$461,756

	TOTAL INVESTMENTS (Cost $2,361,756) - 87.3%		$2,361,756
	Other Assets in Excess of Liabilities - 12.7%		342,679
	TOTAL NET ASSETS - 100.0%		$2,704,435

Percentages are stated as a percent of net assets.

Latin America Bear 2X
Short Equity Swap Contracts
July 31, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Goldman Sachs & Co.	iShares S&P Latin America 40 Index	108,100	$ 5,465,306	5/18/2009	$ 10,860

Dollar Bear 2.5X Fund
Schedule of Investments
July 31, 2008 (Unaudited)

Principal
Amount		Value
SHORT TERM INVESTMENTS - 100.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 98.0%
$19,600,000	Federal Home Loan Bank Discount Note
	1.64%, 8/1/2008	$19,600,000

Shares
MONEY MARKET FUNDS - 2.5%
506,928	Fidelity Institutional Money Market Portfolio	$506,928
	TOTAL SHORT TERM INVESTMENTS (Cost $20,106,928)	$20,106,928

	Total Investments (Cost $20,106,928) - 100.5%	$20,106,928
	Other Liabilities in Excess of Assets - (0.5)%	(103,214)
	TOTAL NET ASSETS - 100.0%	$20,003,714

Percentages are stated as a percent of net assets.

Dollar Bear 2.5X Fund
Futures Contracts
July 31, 2008 (Unaudited)

		Unrealized
		Appreciation /
Contracts		(Depreciation)
1	British Pound Futures
	Expiring September 2008
	(Underlying Face Amount at Market Value $123,469)	$2,309

1	Canadian Dollar Futures
	Expiring September 2008
	(Underlying Face Amount at Market Value $97,590)	$(98)

13	European Monetary Unit Futures
	Expiring September 2008
	(Underlying Face Amount at Market Value $2,528,988)	$31,077

2	Japanese Yen Futures
	Expiring September 2008
	(Underlying Face Amount at Market Value $232,300)	$(1,707)

1	Swiss Franc Futures
	Expiring September 2008
	(Underlying Face Amount at Market Value $119,363)	$(503)

		$31,078

Dollar Bear 2.5X Fund
Short Futures Contracts
July 31, 2008 (Unaudited)

		Unrealized
Contracts		(Depreciation)
642	Dollar Index Futures
	Expiring September 2008
	(Underlying Face Amount at Market Value $47,129,220)	$(314,742)

Dollar Bull 2.5X Fund
Schedule of Investments
July 31, 2008 (Unaudited)

Principal
Amount			Value
SHORT TERM INVESTMENTS - 80.8%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 66.3%
$2,100,000	Federal Home Loan Bank Discount Note,
	1.64%, 8/1/2008		$2,100,000

Shares
MONEY MARKET FUNDS - 14.5%
457,374	Fidelity Institutional Money Market Portfolio		$457,374
	TOTAL SHORT TERM INVESTMENTS (Cost $2,557,374)		$2,557,374

	Total Investments (Cost $2,557,374) - 80.8%		$2,557,374
	Other Assets in Excess of Liabilities - 19.2%		609,481
	TOTAL NET ASSETS - 100.0%		$3,166,855

Percentages are stated as a percent of net assets.

Dollar Bull 2.5X Fund
Futures Contracts
July 31, 2008 (Unaudited)

			Unrealized
			Appreciation
Contracts
100	Dollar Index Futures
	Expiring September 2008
	(Underlying Face Amount at Market Value $7,341,000)		$35,625

Dollar Bull 2.5X Fund
Equity Swap Contracts
July 31, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Goldman Sachs & Co.	PowerShares DB US Dollar Index	23,716	$ 533,704	6/3/2010	$ 3,746

Mid Cap Bear 2.5X Fund
Schedule of Investments
July 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Equity Income Bull 2.5X Fund
Schedule of Investments
July 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Equity Income Bear 2.5X Fund
Schedule of Investments
July 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Japan Bear 2X Fund
Schedule of Investments
July 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Real Estate Bull 2X Fund
Schedule of Investments
July 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Real Estate Bear 2X Fund
Schedule of Investments
July 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Biotech Bull 2X Fund
Schedule of Investments
July 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Biotech Bear 2X Fund
Schedule of Investments
July 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Oil & Gas Bull 2X Fund
Schedule of Investments
July 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Oil & Gas Bear 2X Fund
Schedule of Investments
July 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Precious Metals Bull 2X Fund
Schedule of Investments
July 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Precious Metals Bear 2X Fund
Schedule of Investments
July 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Healthcare Bull 2X Fund
Schedule of Investments
July 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Healthcare Bear 2X Fund
Schedule of Investments
July 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Financial Bull 2X Fund
Schedule of Investments
July 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Financial Bear 2X Fund
Schedule of Investments
July 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Clean Energy Bull 2X Fund
Schedule of Investments
July 31, 2008 (Unaudited)

No schedule of investments, non-operational

Clean Energy Bear 2X Fund
Schedule of Investments
July 31, 2008 (Unaudited)

No schedule of investments, non-operational

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows*:

	S&P 500 Bull 2.5X Fund	S&P 500 Bear 2.5X Fund	Mid Cap Bull 2.5X Fund
Cost of investments	$5,419,501	$18,773,818	$2,212,714
Gross unrealized appreciation	95,878	145,552	48,119
Gross unrealized depreciation	(197,712)	(176,052)	(53,534)
Net unrealized appreciation/(depreciation)	$(101,834)	$(30,500)	$(5,415)

	NASDAQ-100 Bull 2.5X Fund	NASDAQ-100 Bear 2.5X Fund	Commodity Trends Strategy Fund	Japan Bull 2X Fund
Cost of investments	$13,297,341	$6,872,989	$19,289,554	$5,489,057
Gross unrealized appreciation	260,204	25,126	8,816	61,804
Gross unrealized depreciation	(260,204)	(25,126)	(1,428,356)	(65,303)
Net unrealized appreciation/(depreciation)	$0	$0	$(1,419,540)	$(3,499)

	Latin America Bull 2X Fund	Latin America Bear 2.5X Fund	Dollar Bear 2.5X Fund	Dollar Bull 2.5X Fund
Cost of investments	$141,113,528	$2,361,756	$20,106,928	$2,557,374
Gross unrealized appreciation	8,722,861	54,902	110,372	40,427
Gross unrealized depreciation	(9,717,810)	(54,902)	(110,372)	(40,427)
Net unrealized appreciation/(depreciation)	$(994,949)	$0	$0	$0

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Funds

By (Signature and Title)  /s/  Dan O’Neill
   Daniel D. O’Neill, President

Date  7/31/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/   Dan O’Neill
  Daniel D. O’Neill, President

Date  7/31/08

By (Signature and Title)*  /s/   Todd Kellerman
  Todd Kellerman, Chief Financial Officer

Date  8/25/08

* Print the name and title of each signing officer under his or her signature.